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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5340

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Proxy Voting Record.

The Registrant did not have any proxies to vote during this period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Principal Executive Officer

Date  8/11/2005
* Print the name and title of each signing officer under his or her signature.